Pre-Spin Transactions with Penn (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-Spin Transactions with Penn
Cumulative net advances				$ 43,318,000
Penn | Hollywood Casino Baton Rouge and Hollywood Casino Perryville
Pre-Spin Transactions with Penn
Management fee as a percentage of net revenues	3.00%		3.00%
Management fees incurred and paid		1,300,000	4,200,000	6,300,000	7,000,000
Cumulative net advances				$ 43,300,000